Investment in Affiliates - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 67,835	¥ 48,569
Investment in affiliates, market value	99,758	58,213
Investment in affiliates, dividends received	10,221	8,653	2,875
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	25,556	16,884
Gains on the sales office buildings	5,800	2,215	5,103
Gains on life insurance premium and related investment income	138,726	128,211	118,203
Percentage of ownership interest acquired	51.00%
Gain loss on sale of stock in subsidiary or equity method investee	3,132
Monex Group
Schedule of Equity Method Investments [Line Items]
Sales of stock by subsidiaries or affiliates, number of shares issued			140,000
Sales of stock by subsidiaries or affiliates, price per share			¥ 22,765
Sales of stock by subsidiaries or affiliates, value of shares issued			3,187
Shares issued for acquisition of Boom Group			65,685
Sales of stock by subsidiaries or affiliates, percentage of ownership before the transaction		21.00%	22.00%
Sales of stock by subsidiaries or affiliates, percentage of ownership after the transaction		22.00%	21.00%
Adjustment to the carrying amount of investments			710
Impairment losses recognized		12,713
Investment in affiliates, percentage of ownership		22.00%	21.00%
ORIX JREIT Inc.
Schedule of Equity Method Investments [Line Items]
Asset management fee paid	1,743	1,691	1,555
Gains on the sales office buildings	3,119	989	3,905
Gains on life insurance premium and related investment income		¥ 1,995
DAIKYO
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, percentage of ownership	31.00%	31.00%	31.00%
ORIX Credit
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, percentage of ownership		49.00%	49.00%